Note 16 - Earnings Per Share - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Net income	$ 245,024	$ 158,757
Less: paid and accrued earnings allocated to Preferred Stock	(15,448)	(15,448)
Net income available to common stockholders	$ 229,576	$ 143,309
Weighted average number of common shares, basic and diluted (in shares)	124,228,628	122,615,427
Earnings per common share, basic and diluted (in dollars per share)	$ 1.85	$ 1.17